Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Lives of Equipment
Computer equipment	5 years
Officer furniture	7 years
Leasehold improvements	15 years or term of lease whichever is less
Vehicles	5 years

Computer equipment	5 years
Vehicles	5 years